UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21357

Franklin Limited Duration Income Trust

 (Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:   03/31

Date of reporting period:  12/31/16

Item 1. Schedule of Investments.

FRANKLIN LIMITED DURATION INCOME TRUST

Statement of Investments, December 31, 2016 (unaudited)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 0.5%
Energy 0.4%
[a] Energy XXI Gulf Coast Inc	United States	19,084	$525,718
[a] Energy XXI Gulf Coast Inc., wts., 12/30/21	United States	5,005	—
[a,b] Halcon Resources Corp	United States	67,554	566,116
[a] Halcon Resources Corp., wts., 9/09/20	United States	6,408	13,265
[a] Midstates Petroleum Co. Inc	United States	364	7,549
[a,c] Midstates Petroleum Co. Inc., wts., 4/21/20.	United States	2,579	—
[a] Penn Virginia Corp	United States	1,658	81,242
[a,d] Penn Virginia Corp., 144A.	United States	2,071	101,479
			1,295,369
Materials 0.0%†
[a] Verso Corp., A.	United States	4,163	29,557
[a] Verso Corp., wts., 7/25/23.	United States	438	—
			29,557
Transportation 0.0%†
[a,c] CEVA Holdings LLC	United States	112	11,214
Utilities 0.1%
Vistra Energy Corp	United States	34,251	530,891
Total Common Stocks and Other Equity Interests
(Cost $6,678,683)			1,867,031

Convertible Preferred Stocks 0.0%†
Transportation 0.0%†
[a,c] CEVA Holdings LLC, cvt. pfd., A-1	United States	6	1,950
[a,c] CEVA Holdings LLC, cvt. pfd., A-2	United States	243	54,619
Total Convertible Preferred Stocks (Cost $369,948)			56,569

		Principal
		Amount*

Corporate Bonds 53.9%
Automobiles & Components 0.9%
Fiat Chrysler Automobiles NV, senior note, 4.50%, 4/15/20	United Kingdom	2,000,000	2,050,000
The Goodyear Tire & Rubber Co.,
senior bond, 5.00%, 5/31/26	United States	700,000	698,558
senior note, 5.125%, 11/15/23	United States	300,000	310,500
			3,059,058
Banks 2.8%
[e] Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN
thereafter, Perpetual	United States	2,500,000	2,600,000
CIT Group Inc.,
4.25%, 8/15/17.	United States	1,500,000	1,520,625
[d] senior note, 144A, 6.625%, 4/01/18	United States	500,000	528,125
[d] senior note, 144A, 5.00%, 5/15/18	United States	500,000	507,500
[e] Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter,
Perpetual	United States	1,300,000	1,290,575
[e] JPMorgan Chase & Co.,
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	1,500,000	1,509,375
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	500,000	499,375

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Banks (continued)
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	1,000,000	$1,063,520
			9,519,095
Capital Goods 1.4%
[d] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24.	United States	300,000	321,750
CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21.	United States	1,200,000	1,183,500
[d] Cortes NP Acquisition Corp., senior note, 144A, 9.25%, 10/15/24	United States	1,600,000	1,704,000
[d] HD Supply Inc., senior note, 144A, 5.75%, 4/15/24	United States	400,000	423,280
TransDigm Inc.,
senior sub. bond, 6.50%, 5/15/25	United States	500,000	525,625
senior sub. note, 6.00%, 7/15/22	United States	500,000	522,500
			4,680,655
Commercial & Professional Services 0.5%
[d] Acosta Inc., senior note, 144A, 7.75%, 10/01/22	United States	1,200,000	1,014,000
United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	600,000	620,250
			1,634,250
Consumer Durables & Apparel 1.9%
[d] Beazer Homes USA Inc., senior note, 144A, 8.75%, 3/15/22.	United States	1,300,000	1,407,250
[d] Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	1,100,000	1,072,500
KB Home,
senior note, 4.75%, 5/15/19	United States	1,100,000	1,127,500
senior note, 7.00%, 12/15/21	United States	1,100,000	1,168,750
[d] Taylor Morrison Communities Inc./Monarch Communities Inc.,
senior note, 144A, 5.25%, 4/15/21	United States	800,000	824,000
senior note, 144A, 5.875%, 4/15/23	United States	1,000,000	1,020,000
			6,620,000
Consumer Services 3.1%
[d] 1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 6.00%, 4/01/22	Canada	1,200,000	1,257,000
senior secured note, first lien, 144A, 4.625%, 1/15/22	Canada	600,000	613,500
[d] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	1,000,000	855,000
[d] International Game Technology PLC, senior note, 144A, 5.625%, 2/15/20	United States	2,000,000	2,120,000
[d] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, senior
note, 144A, 5.00%, 6/01/24	United States	1,400,000	1,433,250
MGM Resorts International, senior note, 8.625%, 2/01/19	United States	1,000,000	1,128,750
[d] ROC Finance LLC/ROC Finance 1 Corp., senior secured note, first lien,
144A, 6.75%, 11/15/21	United States	1,600,000	1,624,000
[d] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A,
5.50%, 3/01/25	United States	900,000	895,050
[d] Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21.	Macau	800,000	810,000
			10,736,550
Diversified Financials 2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
senior note, 4.25%, 7/01/20	Netherlands	1,300,000	1,335,782
senior note, 4.625%, 10/30/20	Netherlands	600,000	625,815
senior note, 5.00%, 10/01/21	Netherlands	600,000	631,521
Ally Financial Inc., senior note, 6.25%, 12/01/17	United States	1,500,000	1,558,125
E*TRADE Financial Corp.,
senior note, 5.375%, 11/15/22	United States	400,000	423,299
senior note, 4.625%, 9/15/23	United States	500,000	510,484

|2

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Diversified Financials (continued)
[d] Lincoln Finance Ltd., senior secured note, 144A, 7.375%, 4/15/21.	Netherlands	1,000,000	$1,068,750
Navient Corp.,
senior note, 5.00%, 10/26/20	United States	300,000	306,750
senior note, 5.875%, 3/25/21	United States	200,000	208,250
senior note, 6.625%, 7/26/21	United States	700,000	742,000
senior note, 7.25%, 9/25/23	United States	2,100,000	2,163,000
			9,573,776
Energy 7.1%
[f] BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%,
4/15/22	United States	1,100,000	786,500
California Resources Corp.,
[d] secured note, second lien, 144A, 8.00%, 12/15/22	United States	924,000	826,980
senior note, 5.50%, 9/15/21	United States	37,000	29,230
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
senior note, 7.75%, 4/15/23	United States	1,000,000	835,000
[d] senior note, 144A, 11.50%, 1/15/21	United States	800,000	918,000
CGG SA, senior note, 6.875%, 1/15/22	France	800,000	372,000
[f,g] CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Canada	2,001,600	900,520
[d] Cheniere Corpus Christi Holdings LLC,
senior secured note, 144A, 7.00%, 6/30/24	United States	700,000	761,250
senior secured note, first lien, 144A, 5.875%, 3/31/25	United States	600,000	614,436
CONSOL Energy Inc.,
senior note, 5.875%, 4/15/22	United States	500,000	492,500
senior note, 8.00%, 4/01/23	United States	700,000	721,875
Crestwood Midstream Partners LP/Crestwood Midstrean Finance Corp.,
senior note, 6.25%, 4/01/23.	United States	1,500,000	1,537,500
CSI Compressco LP/CSI Compressco Finance Inc., senior note, 7.25%,
8/15/22	United States	400,000	380,000
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20	United States	2,100,000	2,352,000
[d,g,h] EnQuest PLC, 144A, PIK, 7.00%, 4/15/22	United Kingdom	1,042,280	755,138
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23	United States	1,100,000	1,086,250
[d,f] Linn Energy LLC/Finance Corp., senior secured note, second lien, 144A,
12.00%, 12/15/20.	United States	500,000	438,750
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note,
7.25%, 2/15/21	United States	900,000	893,250
[d] Murray Energy Corp., secured note, second lien, 144A, 11.25%, 4/15/21	United States	800,000	620,000
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	1,000,000	1,026,250
QEP Resources Inc., senior bond, 5.25%, 5/01/23.	United States	500,000	503,750
Regency Energy Partners LP/Regency Energy Finance Corp.,
senior note, 5.875%, 3/01/22	United States	200,000	220,046
senior note, 5.00%, 10/01/22	United States	500,000	529,941
Sabine Pass Liquefaction LLC, first lien, 5.625%, 2/01/21	United States	2,000,000	2,150,000
[g] Sanchez Energy Corp.,
senior note, 7.75%, 6/15/21	United States	900,000	920,250
senior note, 6.125%, 1/15/23	United States	300,000	286,500
[d,f] Triangle USA Petroleum Corp., senior note, 144A, 6.75%, 7/15/22.	United States	1,000,000	305,000
Weatherford International Ltd.,
senior note, 5.125%, 9/15/20	United States	400,000	378,000
senior note, 7.75%, 6/15/21	United States	1,000,000	1,013,750
senior note, 4.50%, 4/15/22	United States	400,000	349,000
WPX Energy Inc., senior note, 7.50%, 8/01/20	United States	1,500,000	1,620,000
			24,623,666

|3

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Food, Beverage & Tobacco 1.9%
Constellation Brands Inc.,
senior note, 3.875%, 11/15/19	United States	900,000	$933,795
senior note, 4.75%, 12/01/25	United States	200,000	213,000
Cott Beverages Inc., senior note, 6.75%, 1/01/20.	United States	700,000	725,813
[d] Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19.	United States	300,000	306,750
[d] JBS USA LLC/Finance Inc., senior note, 144A, 8.25%, 2/01/20	United States	2,000,000	2,060,000
[d] Lamb Weston Holdings Inc., senior note, 144A, 4.625%, 11/01/24.	United States	1,100,000	1,105,500
[d] Post Holdings Inc.,
senior note, 144A, 6.75%, 12/01/21	United States	600,000	642,000
senior note, 144A, 6.00%, 12/15/22	United States	100,000	104,875
senior note, 144A, 7.75%, 3/15/24	United States	300,000	334,500
			6,426,233
Health Care Equipment & Services 3.6%
Acadia Healthcare Co. Inc., senior note, 6.50%, 3/01/24.	United States	400,000	410,000
Alere Inc., senior sub. note, 6.50%, 6/15/20	United States	300,000	297,000
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	1,100,000	918,500
senior secured note, first lien, 5.125%, 8/15/18	United States	181,000	177,851
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	1,500,000	1,597,500
senior note, 7.50%, 2/15/22	United States	1,000,000	1,137,500
senior secured bond, first lien, 5.875%, 3/15/22	United States	1,000,000	1,080,000
senior secured note, first lien, 4.25%, 10/15/19	United States	200,000	208,500
[d] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	1,300,000	1,371,630
[d] New Amethyst Corp., senior note, 144A, 6.25%, 12/01/24	United States	500,000	528,750
Tenet Healthcare Corp.,
first lien, 6.00%, 10/01/20	United States	500,000	522,500
senior note, 5.00%, 3/01/19	United States	1,000,000	980,000
senior note, 5.50%, 3/01/19	United States	900,000	888,750
[i] senior note, FRN, 4.463%, 6/15/20	United States	500,000	505,000
[d] Vizient Inc., senior note, 144A, 10.375%, 3/01/24	United States	1,700,000	1,929,500
			12,552,981
Materials 7.5%
[d,h] ARD Finance SA, senior secured note, 144A, PIK, 7.125% (all cash),
9/15/23	Luxembourg	600,000	595,500
[d] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.25%, 1/31/19	Luxembourg	300,000	306,000
[i] senior secured note, 144A, FRN, 3.963%, 12/15/19	Luxembourg	700,000	712,250
[d] Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	1,000,000	1,021,250
[d] BlueScope Steel Ltd./BlueScope Steel Finance, senior note, 144A, 6.50%,
5/15/21	Australia	1,700,000	1,802,000
[d] Cemex SAB de CV, senior secured bond, 144A, 7.75%, 4/16/26	Mexico	400,000	443,696
The Chemours Co., senior note, 6.625%, 5/15/23	United States	2,000,000	1,990,000
[d] CVR Partners LP/CVR Nitrogen Finance Corp., secured note, second lien,
144A, 9.25%, 6/15/23	United States	1,500,000	1,550,625
[d] Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20.	Canada	800,000	816,000
[d] First Quantum Minerals Ltd.,
senior note, 144A, 6.75%, 2/15/20	Canada	1,261,000	1,264,152
senior note, 144A, 7.00%, 2/15/21	Canada	1,261,000	1,260,496

|4

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
[d] FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%,
3/01/22	Australia	1,200,000	$1,398,084
[d] Grinding Media Inc./MC Grinding Media Canada Inc., senior secured note,
144A, 7.375%, 12/15/23	United States	500,000	526,550
[d] HudBay Minerals Inc., senior note, 144A, 7.25%, 1/15/23	Canada	400,000	415,000
[d] INVISTA Finance LLC, senior secured note, 144A, 4.25%, 10/15/19	United States	2,000,000	1,989,086
[d] Novelis Corp., senior note, 144A, 6.25%, 8/15/24	United States	1,300,000	1,381,250
[d] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	900,000	923,625
senior note, 144A, 5.875%, 8/15/23	United States	400,000	417,750
[d] Platform Specialty Products Corp.,
senior note, 144A, 10.375%, 5/01/21	United States	300,000	333,000
senior note, 144A, 6.50%, 2/01/22	United States	1,000,000	1,012,500
[d] Rain CII Carbon LLC/CII Carbon Corp., second lien, 144A, 8.25%, 1/15/21	United States	600,000	597,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group
Issuer Luxembourg SA,
[d] first lien, 144A, 5.125%, 7/15/23.	United States	400,000	407,000
[d] senior note, 144A, 7.00%, 7/15/24	United States	100,000	106,438
senior note, 8.25%, 2/15/21	United States	346,793	358,166
[d,i] senior secured note, first lien, 144A, FRN, 4.38%, 7/15/21	United States	400,000	410,000
[d] Sealed Air Corp.,
senior bond, 144A, 5.125%, 12/01/24	United States	500,000	516,250
senior bond, 144A, 5.50%, 9/15/25	United States	600,000	621,000
Steel Dynamics Inc., senior note, 5.125%, 10/01/21.	United States	1,500,000	1,571,910
Summit Materials LLC/Summit Materials Finance Corp., senior note, 8.50%,
4/15/22	United States	1,200,000	1,332,000
			26,078,578
Media 5.5%
[d] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%, 5/15/26	United States	1,000,000	1,022,500
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	1,000,000	1,006,250
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	1,000,000	1,041,250
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	2,000,000	2,075,000
[d] senior note, 144A, 5.125%, 5/01/23	United States	500,000	516,250
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	700,000	719,250
senior sub. note, 7.625%, 3/15/20	United States	800,000	802,496
CSC Holdings LLC,
senior note, 6.75%, 11/15/21	United States	1,500,000	1,616,250
senior note, 5.25%, 6/01/24	United States	500,000	490,000
Gannett Co. Inc.,
senior note, 5.125%, 10/15/19	United States	1,200,000	1,233,000
senior note, 5.125%, 7/15/20	United States	500,000	519,375
iHeartCommunications Inc., senior secured bond, first lien, 9.00%, 3/01/21	United States	1,900,000	1,413,125
[d] Nextstar Escrow Corp., senior note, 144A, 5.625%, 8/01/24	United States	500,000	497,500
[d] Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	600,000	547,500
[d] Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	1,000,000	1,047,500
senior bond, 144A, 5.375%, 4/15/25	United States	1,000,000	997,500
[d] Virgin Media Secured Finance PLC,
senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	1,100,000	1,120,625
senior secured bond, first lien, 144A, 5.50%, 8/15/26	United Kingdom	400,000	400,000

|5

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Media (continued)
[d] WMG Acquisition Corp.,
secured note, first lien, 144A, 5.00%, 8/01/23	United States	100,000	$100,750
senior note, 144A, 5.625%, 4/15/22	United States	1,806,000	1,875,982
			19,042,103
Pharmaceuticals, Biotechnology & Life Sciences 2.1%
[d] Concordia International Corp.,
senior note, 144A, 7.00%, 4/15/23	Canada	1,000,000	310,000
senior secured note, first lien, 144A, 9.00%, 4/01/22.	Canada	500,000	425,625
[d] Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	1,000,000	837,500
senior note, 144A, 6.00%, 7/15/23	United States	500,000	441,250
Grifols Worldwide Operations Ltd., senior note, 5.25%, 4/01/22.	United States	600,000	624,000
Horizon Pharma Inc., senior note, 6.625%, 5/01/23	United States	1,200,000	1,146,000
[d] Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note,
144A, 6.375%, 8/01/23	United States	1,200,000	1,287,000
[d] Valeant Pharmaceuticals International Inc.,
senior note, 144A, 5.375%, 3/15/20	United States	500,000	425,000
senior note, 144A, 5.625%, 12/01/21	United States	500,000	390,000
[d] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20 .	United States	1,500,000	1,296,090
			7,182,465
Real Estate 0.8%
Equinix Inc.,
senior bond, 5.875%, 1/15/26	United States	300,000	316,500
senior note, 4.875%, 4/01/20	United States	1,500,000	1,548,750
MPT Operating Partnership LP/MPT Finance Corp.,
senior bond, 5.25%, 8/01/26	United States	300,000	294,750
senior note, 6.375%, 3/01/24	United States	700,000	735,875
			2,895,875
Retailing 1.0%
Dollar Tree Inc., senior note, 5.25%, 3/01/20	United States	400,000	412,500
Netflix Inc., senior note, 5.50%, 2/15/22	United States	2,000,000	2,165,000
[d] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	1,000,000	1,022,500
			3,600,000
Semiconductors & Semiconductor Equipment 0.4%
[d] Microsemi Corp., senior note, 144A, 9.125%, 4/15/23	United States	600,000	702,000
Qorvo Inc., senior note, 6.75%, 12/01/23	United States	700,000	772,625
			1,474,625
Software & Services 1.7%
[d] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21.	United States	2,000,000	1,878,750
[d] First Data Corp.,
secured note, first lien, 144A, 5.00%, 1/15/24	United States	1,700,000	1,715,419
senior note, 144A, 7.00%, 12/01/23	United States	500,000	533,750
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	1,800,000	1,881,000
			6,008,919

|6

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Technology Hardware & Equipment 1.4%
[d] Blackboard Inc., second lien, 144A, 9.75%, 10/15/21	United States	1,038,000	$1,069,140
[d] CommScope Inc., senior secured note, 144A, 4.375%, 6/15/20.	United States	1,000,000	1,025,000
[d] Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	400,000	425,592
senior secured bond, first lien, 144A, 6.02%, 6/15/26	United States	200,000	216,763
senior secured note, first lien, 144A, 5.45%, 6/15/23.	United States	300,000	318,319
[d] Western Digital Corp., senior note, 144A, 10.50%, 4/01/24	United States	1,600,000	1,896,000
			4,950,814
Telecommunication Services 4.7%
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	1,000,000	1,026,250
senior bond, 5.625%, 4/01/25	United States	1,400,000	1,335,250
[d] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	1,200,000	1,030,200
[d] Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	700,000	635,250
Intelsat Jackson Holdings SA,
senior note, 7.25%, 4/01/19	Luxembourg	1,500,000	1,267,500
senior note, 7.25%, 10/15/20	Luxembourg	1,000,000	780,000
[d] Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21.	Luxembourg	1,500,000	1,580,625
[d] Sprint Communications Inc.,
senior note, 144A, 9.00%, 11/15/18	United States	400,000	442,000
senior note, 144A, 7.00%, 3/01/20	United States	600,000	652,500
Sprint Corp.,
senior bond, 7.125%, 6/15/24	United States	300,000	309,750
senior note, 7.25%, 9/15/21	United States	500,000	532,500
[d] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, 144A, 3.36%, 3/20/23	United States	1,600,000	1,606,992
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	500,000	537,500
senior note, 6.542%, 4/28/20	United States	900,000	928,125
senior note, 6.125%, 1/15/22	United States	1,000,000	1,057,500
[d] Wind Acquisition Finance SA,
secured note, second lien, 144A, 7.375%, 4/23/21	Italy	2,000,000	2,081,200
senior secured note, first lien, 144A, 4.75%, 7/15/20.	Italy	500,000	506,250
			16,309,392
Transportation 0.5%
[d] Florida East Coast Holdings Corp., secured note, first lien, 144A, 6.75%,
5/01/19	United States	1,000,000	1,037,500
[d] Stena International SA, senior secured bond, first lien, 144A, 5.75%, 3/01/24 .	Sweden	300,000	261,885
[d] XPO Logistics Inc., senior note, 144A, 6.125%, 9/01/23	United States	300,000	314,625
			1,614,010
Utilities 2.3%
Calpine Corp.,
senior note, 5.375%, 1/15/23	United States	1,500,000	1,473,750
[d] senior secured bond, first lien, 144A, 7.875%, 1/15/23	United States	218,000	228,082
[d] senior secured note, first lien, 144A, 6.00%, 1/15/22.	United States	100,000	104,875
Dynegy Inc., senior note, 6.75%, 11/01/19	United States	2,000,000	2,045,000
[d] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	1,500,000	1,342,500
NRG Yield Operating LLC,
senior bond, 5.375%, 8/15/24	United States	700,000	707,000
[d] senior bond, 144A, 5.00%, 9/15/26	United States	1,000,000	960,000

|7

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Utilities (continued)
Talen Energy Supply LLC, senior note, 6.50%, 6/01/25.	United States	1,500,000	$1,166,250
			8,027,457
Total Corporate Bonds (Cost $186,463,824)			186,610,502

Senior Floating Rate Interests 50.7%
Automobiles & Components 0.9%
TI Group Automotive Systems LLC, Initial U.S. Term Loan, 4.50%, 6/25/22	United States	2,947,688	2,991,903
Capital Goods 3.4%
Delos Finance S.A.R.L. (ILFC), Loans, 3.748%, 3/06/21.	United States	2,500,000	2,522,188
Doncasters U.S. Finance LLC, Term B Loans, 4.50%, 4/09/20.	United States	1,971,096	1,921,818
Harsco Corp., Initial Term Loan, 6.00%, 11/02/23	United States	448,101	458,183
Leidos (Abacus Innovations Corp.), B Term Loan, 3.52%, 8/16/23	United States	434,013	438,462
Navistar Inc., Tranche B Term Loans, 6.50%, 8/07/20	United States	3,301,407	3,348,865
Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%, 7/30/21	Australia	1,955,000	1,573,775
Ventia Pty. Ltd., 2016 Refinancing Term B Loans, 5.00%, 5/21/22	Australia	1,329,046	1,352,304
			11,615,595
Consumer Services 5.0%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/28/21.	United States	1,950,000	1,940,250
Aristocrat Technologies Inc., Term B-1 Loans, 3.631%, 10/20/21	United States	1,102,362	1,115,315
Avis Budget Car Rental LLC, Extended Tranche B Term Loan, 3.50%,
3/15/22	United States	1,587,629	1,599,695
Fitness International LLC, Term B Loan, 6.00%, 7/01/20	United States	1,923,224	1,927,792
Hilton Worldwide Finance LLC, Series B-2 Term Loans, 3.084%, 10/25/23	United States	2,000,000	2,025,536
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (Yum
Brands), Term B Loans, 3.486%, 6/16/23	United States	1,733,985	1,759,119
Prime Security Services Borrower LLC, Term B-1 Loans, 4.25%, 5/02/22	United States	1,995,000	2,020,935
Sabre GLBL Inc., Incremental Term A Loan, 3.27%, 7/18/21.	United States	1,974,684	1,977,152
Scientific Games International Inc., Term B-1 Loan, 6.00%, 10/18/20.	United States	2,912,431	2,955,753
			17,321,547
Energy 1.1%
International Seaways Inc., Initial Term Loan, 5.75%, 8/05/19	United States	1,552,204	1,513,399
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	2,035,947	1,986,321
[f,g] Samson Investment Co., Second Lien Tranche I Term Loan, 6.75%, 9/25/18 .	United States	2,000,000	490,000
			3,989,720
Food, Beverage & Tobacco 0.4%
B&G Foods Inc., Tranche B Term Loan, 3.75%, 11/02/22	United States	562,374	568,771
JBS USA LLC, Initial Term Loan, 3.75%, 5/25/18	United States	916,904	920,342
			1,489,113
Health Care Equipment & Services 3.8%
[j] Community Health Systems Inc., 2018 Term F Loans, 6.00%, 12/31/18	United States	3,900,000	3,844,546
DaVita Healthcare Partners Inc., Tranche B Term Loan, 3.52%, 6/24/21.	United States	2,846,219	2,879,426
Envision Healthcare Corp. (Emergency Medical), Initial Term Loans, 4.00%,
12/01/23	United States	1,192,500	1,203,680
Mallinckrodt International Finance SA, Initial Term B Loan, 3.498%, 3/19/21	Luxembourg	2,882,628	2,893,694
Team Health Inc., New Tranche B Term Loan, 3.77%, 11/23/22.	United States	2,391,247	2,396,627
			13,217,973
Household & Personal Products 0.7%
Spectrum Brands Inc., Term Loans, 3.313% - 3.368%, 6/23/22	United States	2,403,917	2,434,610

|8

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS

		Principal
	Country	Amount*	Value

Senior Floating Rate Interests (continued)
Materials 3.8%
Axalta Coating Systems U.S. Holdings Inc., Term B-1 Dollar Loans, 3.498%,
2/01/23	United States	1,304,633	$1,320,941
The Chemours Co. LLC, Tranche B Term Loan, 3.77%, 5/12/22	United States	2,715,811	2,714,963
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	1,910,936	1,921,685
FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%,
6/30/19	Australia	1,390,000	1,394,518
Ineos U.S. Finance LLC, 2018 Dollar Term Loans, 3.75%, 5/04/18	United States	1,630,146	1,636,666
Novelis Inc., Initial Term Loan, 4.02%, 6/02/22	Canada	2,015,794	2,028,933
OCI Beaumont LLC, Term B-3 Loan, 8.025%, 8/20/19	United States	1,243,784	1,268,660
Oxbow Carbon LLC, Tranche B Term Loan, 4.25%, 7/19/19	United States	850,602	856,982
			13,143,348
Media 7.0%
AMC Entertainment Holdings Inc., 2016 Incremental Term Loan, 3.511%,
12/15/23	United States	156,480	158,191
Charter Communications Operating LLC (CCO Safari), Term A Loan, 2.61%,
5/18/21	United States	976,121	974,494
CSC Holdings Inc. (Cablevision), 2016 Extended Term Loans, 3.876%,
10/11/24	United States	2,612,182	2,644,427
Gray Television Inc., Term Loan B, 3.938%, 6/13/21.	United States	2,646,830	2,677,599
[j] Lions Gate Entertainment Corp., Term A Loan, 3.145%, 12/08/21	United States	3,021,429	3,020,009
Live Nation Entertainment Inc., Term B-2 Loans, 3.313%, 10/31/23	United States	848,993	858,545
Media General Inc., Term B Loan, 4.00%, 7/31/20	United States	1,645,858	1,648,650
[j] Nexstar Broadcasting Group Inc., Term Loan B, 6.00%, 9/30/23	United States	814,233	821,939
Regal Cinemas Corp., Term Loan, 3.27%, 4/01/22.	United States	3,033,793	3,052,754
Sinclair Television Group Inc., Incremental Term Loan B-1, 3.52%, 7/31/21	United States	2,006,050	2,015,454
[j] UPC Financing Partnership, Facility AN, 4.08%, 8/31/24	Netherlands	3,817,661	3,861,087
[j] Virgin Media Bristol LLC, I Facility, 3.75%, 1/31/25	United States	2,622,768	2,638,066
			24,371,215
Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, 2015 Incremental
Term B Loans, 3.813%, 9/25/22	United States	3,021,700	3,037,990
Grifols Worldwide Operations USA Inc., U.S. Tranche B Term Loan, 3.715%,
2/27/21	United States	1,954,520	1,970,494
Horizon Pharma Inc., Incremental Term B-1 Loan, 5.50%, 10/26/21.	United States	149,367	150,487
RPI Finance Trust, Term A-2 Term Loan A, 3.248%, 10/14/20	United States	1,236,762	1,239,597
Valeant Pharmaceuticals International Inc.,
[j] Series A-3 Tranche A Term Loan, 4.52%, 10/20/18.	United States	1,819,136	1,816,483
Series C-2 Tranche B Term Loan, 5.25%, 12/11/19	United States	1,154,826	1,155,066
Series D-2 Tranche B Term Loan, 5.00%, 2/13/19	United States	1,583,283	1,583,283
			10,953,400
Retailing 3.5%
Ascena Retail Group Inc., Tranche B Term Loan, 5.25%, 8/21/22	United States	3,695,680	3,609,448
Dollar Tree Inc.,
Term A-1 Loans, 2.50%, 7/06/20	United States	2,146,473	2,145,808
Term B-3 Loans, 3.25%, 7/06/22	United States	697,568	704,834
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19.	United States	2,808,114	2,604,526
PetSmart Inc., Tranche B-2 Loans, 4.00%, 3/11/22	United States	2,952,926	2,967,523
			12,032,139

|9

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS

		Principal
	Country	Amount*	Value

Senior Floating Rate Interests (continued)
Semiconductors & Semiconductor Equipment 2.9%
Avago Technologies Cayman Finance Ltd., Term B-3 Loans, 3.704%,
2/01/23	Singapore	2,019,084	$2,050,003
MACOM Technology Solutions Holdings Inc., Initial Term Loan, 4.628%,
5/07/21	United States	2,644,231	2,673,979
MKS Instruments Inc., Tranche B-2 Term Loans, 3.52%, 5/01/23.	United States	474,853	479,205
NXP BV/NXP Funding LLC, Tranche F Loan, 3.27%, 12/07/20	United States	1,831,353	1,843,372
ON Semiconductor Corp., 2016 Replacement Term Loans, 4.02%, 3/31/23	United States	2,977,597	3,016,883
			10,063,442
Software & Services 2.8%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	2,826,883	2,823,154
Global Payments Inc., Delayed Draw Term Loan (A-2), 2.965%, 10/31/21	United States	2,401,043	2,407,045
MoneyGram International Inc., Term Loan, 4.25%, 3/27/20	United States	2,610,134	2,578,596
Rackspace Hosting Inc., Term B Loan, 5.00%, 11/03/23.	United States	746,835	756,544
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%,
3/29/19	United States	1,223,767	1,187,820
			9,753,159
Technology Hardware & Equipment 2.8%
Ciena Corp., Term Loan, 3.75%, 7/15/19	United States	2,921,343	2,939,602
CommScope Inc., Tranche 5 Term Loans, 3.27%, 12/29/22	United States	2,021,674	2,042,523
Dell International LLC, Term A-3 Loan, 2.77%, 12/31/18.	United States	2,538,306	2,538,702
Western Digital Corp., Term Loan B-1, 4.52%, 4/29/23	United States	1,729,794	1,756,051
Zebra Technologies Corp., Second Amendment Refinancing Term Loan,
3.446%, 10/27/21.	United States	310,494	313,841
			9,590,719
Telecommunication Services 0.7%
[j] Consolidated Communications Inc., Term Loan B-2, 5.75%, 10/05/23	United States	528,246	532,373
Zayo Group LLC, 2021 Term Loans, 3.75%, 5/06/21	United States	1,993,564	2,014,746
			2,547,119
Transportation 5.0%
Air Canada, Term Loan, 3.614%, 10/06/23	Canada	3,010,394	3,034,227
American Airlines Inc.,
Class B Term Loans, 3.261%, 4/28/23	United States	2,001,025	2,011,969
Class B Term Loans, 3.25%, 12/14/23	United States	2,939,394	2,955,470
Flying Fortress Inc. (ILFC), New Loan, 3.248%, 4/30/20	United States	1,629,859	1,642,083
The Hertz Corp., Tranche B-1 Term Loan, 3.50%, 6/30/23	United States	3,031,520	3,044,783
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18.	Marshall Islands	2,710,664	2,636,120
XPO Logistics Inc., Refinancing Term Loans, 4.25%, 10/30/21	United States	1,867,306	1,893,448
			17,218,100
Utilities 3.7%
Alinta Energy Finance Pty. Ltd.,
Delayed Draw Term Commitments, 6.375%, 8/13/18	Australia	183,965	184,655
Term B Loans, 6.375%, 8/13/19	Australia	2,767,500	2,777,879
Calpine Corp., Term Loan (B5), 3.59%, 5/27/22.	United States	2,578,560	2,583,330
EFS Cogen Holdings I LLC (Linden), Term B Advance, 4.50%, 6/28/23	United States	2,593,492	2,622,129
[j] Lightstone Holdco LLC,
Term Loan B, 6.50%, 1/30/24.	United States	913,043	926,739
Term Loan C, 6.50%, 1/30/24	United States	86,957	88,261
NRG Energy Inc., Term Loans, 3.748%, 6/30/23	United States	3,466,900	3,506,988
			12,689,981
Total Senior Floating Rate Interests (Cost $175,701,035)			175,423,083

|10

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS

		Principal
	Country	Amount*		Value

Foreign Government and Agency Securities
(Cost $1,963,008) 0.5%
Government of Mexico, 7.75%, 12/14/17	Mexico	320,000[k]	MXN	$1,563,642
Asset-Backed Securities and Commercial Mortgage-
Backed Securities 9.8%
Banks 3.8%
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%, 7/10/46	United States	524,589		523,727
[i] Bear Stearns ARM Trust, 2004-4, A6, FRN, 3.122%, 6/25/34	United States	670,897		678,484
Bear Stearns Commercial Mortgage Securities Trust,
[i] 2006-PW11, AJ, FRN, 5.436%, 3/11/39	United States	1,550,000		1,490,558
2006-PW13, AJ, 5.611%, 9/11/41.	United States	140,557		140,461
Citigroup Commercial Mortgage Trust,
[l] 2006-C5, AJ, 5.482%, 10/15/49	United States	670,721		629,655
[i] 2007-C6, AM, FRN, 5.714%, 12/10/49	United States	1,520,000		1,541,957
2015-GC27, A5, 3.137%, 2/10/48.	United States	1,520,000		1,519,175
Commercial Mortgage Trust,
[i] 2006-GG7, AJ, FRN, 5.774%, 7/10/38	United States	1,005,000		932,570
2007-GG9, AM, 5.475%, 3/10/39	United States	918,145		917,823
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	United States	1,410,000		1,449,640
JPMBB Commercial Mortgage Securities Trust, 2015 C-28, A4, 3.227%,
10/15/48	United States	1,410,000		1,419,432
[i] Merrill Lynch Mortgage Investors Trust,
[l] 2003-OPT1, B2, FRN, 4.881%, 7/25/34	United States	33,301		4,071
2005-A6, 2A3, FRN, 1.136%, 8/25/35	United States	338,566		327,548
[i] Morgan Stanley ABS Capital I Inc. Trust, 2003-NC10, B1, FRN, 5.706%,
10/25/33	United States	350,442		316,384
[i] Morgan Stanley Capital I Trust,
2006-HQ8, AJ, FRN, 5.46%, 3/12/44	United States	26,235		26,361
2007-IQ16, AMA, FRN, 6.047%, 12/12/49	United States	645,000		661,744
Wells Fargo Commercial Mortgage Trust, 2014-LC16, A4, 3.548%, 8/15/50	United States	550,000		567,363
				13,146,953
Diversified Financials 6.0%
[i,l] Argent Securities Inc., 2003-W5, M4, FRN, 6.217%, 10/25/33.	United States	383,161		385,181
[d,i] Atrium X, 10A, C, 144A, FRN, 3.48%, 7/16/25.	United States	920,000		918,712
[d,i] Atrium XI, 11A, C, 144A, FRN, 4.082%, 10/23/25	United States	910,000		910,300
[d,i] BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 3.059%, 5/26/35	United States	1,600,000		1,513,072
[d,i] Carlyle Global Market Strategies CLO Ltd., 2014-4A, A1, 144A, FRN, 2.38%,
10/15/26	United States	700,000		700,931
[d,i] Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 3.486%, 1/27/25	United States	750,000		744,255
[d,i] Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 1.293%, 3/11/21	United States	457,000		445,566
[d,i] Cent CLO LP, 2013-17A, B, 144A, FRN, 3.887%, 1/30/25	United States	392,157		393,412
[i] Chase Funding Trust, 2004-2, 2A2, FRN, 1.256%, 2/26/35	United States	456,519		418,069
[d,i] CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 1.284%, 7/26/21	United States	446,469		446,152
[d,i] Cumberland Park CLO Ltd.,
2015-2A, B, 144A, FRN, 2.981%, 7/20/26	United States	1,230,000		1,235,006
2015-2A, C, 144A, FRN, 3.731%, 7/20/26	United States	190,000		189,683
[d,i] Eaton Vance CDO Ltd.,
2014-1A, A, 144A, FRN, 2.33%, 7/15/26	United States	1,000,000		1,002,180
2014-1A, B, 144A, FRN, 2.93%, 7/15/26	United States	400,000		399,064
2014-1A, C, 144A, FRN, 3.88%, 7/15/26	United States	170,000		170,841
[i] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 2.956%, 2/25/24	United States	2,300,000		2,353,759
2014-DN4, M2, FRN, 3.156%, 10/25/24	United States	505,538		506,475
2014-HQ2, M2, FRN, 2.956%, 9/25/24	United States	900,000		919,332

|11

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[i] FHLMC Structured Agency Credit Risk Debt Notes, (continued)
2015-DN1, M2, FRN, 3.156%, 1/25/25	United States	1,133,693	$1,138,457
2015-HQ1, M2, FRN, 2.956%, 3/25/25	United States	768,029	775,030
[i] Impac Secured Assets Trust, 2007-2, FRN, 1.006%, 4/25/37	United States	358,450	327,086
[d,i] Invitation Homes Trust, 2015-SFR1, A, 144A, FRN, 2.186%, 3/17/32	United States	862,540	864,609
JP Morgan Chase Commercial Mortgage Securities Trust, 2006-CB17, AM,
5.464%, 12/12/43.	United States	68,194	68,174
[i] MortgageIT Trust, 2004-1, A2, FRN, 1.656%, 11/25/34	United States	412,504	393,476
[i] Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 1.066%,
11/25/35	United States	580,111	551,395
[i,l] Option One Mortgage Loan Trust, 2003-6, M5, FRN, 5.706%, 11/25/33	United States	193,598	128,510
[i] Structured Asset Investment Loan Trust, 2003-BC2, M3, FRN, 5.631%,
4/25/33	United States	13,987	7,444
[i] Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 2.256%, 2/25/35	United States	420,766	403,656
[i] Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 2.817%, 4/25/45	United States	823,447	827,485
[d,i] Voya CLO Ltd.,
2013-1A, B, 144A, FRN, 3.78%, 4/15/24	United States	180,000	180,407
2013-2A, B, 144A, FRN, 3.562%, 4/25/25	United States	1,000,000	1,000,700
Wells Fargo Mortgage Backed Securities Trust,
[i] 2004-W, A9, FRN, 3.004%, 11/25/34	United States	288,504	292,617
2007-3, 3A1, 5.50%, 4/25/22	United States	100,401	102,873
[d,i] Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 1.111%, 8/01/22	United States	69,149	69,016
			20,782,925
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities (Cost $34,124,045)			33,929,878

Mortgage-Backed Securities 26.8%
[i] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.1%
FHLMC, 3.202%, 5/01/34	United States	167,010	175,610
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 10.9%
FHLMC Gold 15 Year, 5.00%, 12/01/23	United States	656,325	704,424
FHLMC Gold 15 Year, 5.50%, 7/01/19	United States	11,998	12,477
[m] FHLMC Gold 30 Year, 3.00%, 1/01/46	United States	8,000,000	7,939,025
FHLMC Gold 30 Year, 3.50%, 3/01/45	United States	55,497	56,852
[m] FHLMC Gold 30 Year, 3.50%, 1/01/46	United States	9,930,000	10,162,145
[m] FHLMC Gold 30 Year, 4.00%, 1/01/46	United States	12,385,000	13,002,741
FHLMC Gold 30 Year, 4.00%, 8/01/46	United States	3,664,116	3,850,855
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36.	United States	754,653	859,273
FHLMC Gold 30 Year, 6.50%, 8/01/27 - 3/01/38	United States	408,604	457,039
FHLMC Gold 30 Year, 7.00%, 9/01/27	United States	120,767	133,154
FHLMC Gold 30 Year, 8.00%, 1/01/31	United States	20,252	21,842
FHLMC Gold 30 Year, 8.50%, 7/01/31	United States	380,380	469,537
			37,669,364
[i] Federal National Mortgage Association (FNMA) Adjustable Rate 0.2%
FNMA, 2.665% - 2.85%, 6/01/32 - 7/01/34	United States	584,711	610,398
Federal National Mortgage Association (FNMA) Fixed Rate 11.8%
FNMA 15 Year, 3.00%, 8/01/27	United States	16,987	17,471
FNMA 15 Year, 3.50%, 1/01/21 - 1/01/26	United States	56,946	59,349
[m] FNMA 15 Year, 3.50%, 1/01/31	United States	410,000	427,047
FNMA 15 Year, 5.50%, 7/01/20	United States	209,590	218,168
FNMA 15 Year, 6.50%, 7/01/20	United States	599	611

|12

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS

		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
[m] FNMA 30 Year, 3.00%, 1/01/46	United States	8,000,000	$7,942,225
[m] FNMA 30 Year, 3.50%, 1/01/46	United States	8,425,000	8,630,386
FNMA 30 Year, 3.50%, 1/01/45 - 7/01/46	United States	2,190,217	2,246,139
FNMA 30 Year, 4.00%, 11/01/44 - 1/01/45	United States	1,410,345	1,482,949
[m] FNMA 30 Year, 4.00%, 1/01/46	United States	10,475,000	11,007,948
FNMA 30 Year, 4.50%, 5/01/24 - 8/01/44	United States	3,047,200	3,279,561
FNMA 30 Year, 4.50%, 12/01/44	United States	1,465,598	1,577,198
[m] FNMA 30 Year, 4.50%, 1/01/46	United States	875,000	940,937
FNMA 30 Year, 5.00%, 5/01/38 - 7/01/39	United States	567,756	619,819
FNMA 30 Year, 5.50%, 6/01/37	United States	560,044	625,249
FNMA 30 Year, 6.00%, 4/01/33 - 6/01/38	United States	1,187,594	1,348,665
FNMA 30 Year, 6.50%, 8/01/32	United States	149,348	169,655
FNMA 30 Year, 7.00%, 9/01/18	United States	14,353	14,717
FNMA 30 Year, 8.00%, 10/01/29	United States	9,097	9,093
FNMA 30 Year, 8.50%, 8/01/26	United States	163,624	175,535
			40,792,722
Government National Mortgage Association (GNMA) Fixed Rate 3.8%
GNMA I SF 30 Year, 6.50%, 6/15/31 - 12/15/33	United States	427,200	488,306
GNMA II SF 30 Year, 3.50%, 3/20/45 - 12/20/45	United States	1,007,206	1,047,721
[m] GNMA II SF 30 Year, 3.50%, 1/01/46	United States	11,115,000	11,547,130
GNMA II SF 30 Year, 7.00%, 1/20/24 - 1/20/29	United States	48,084	54,423
GNMA II SF 30 Year, 8.00%, 1/20/28 - 10/20/31	United States	123,862	148,872
			13,286,452
Total Mortgage-Backed Securities (Cost $92,483,025)			92,534,546

		Shares

Escrows and Litigation Trusts 0.0%†
[a,c] Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Litigation Trust	United States	800,000	—
[a,c] NewPage Corp., Litigation Trust	United States	1,500,000	—
[a] Penn Virginia Corp., Litigation Trust	United States	300,000	7,500
[a,c] Vistra Energy Corp., Litigation Trust	United States	2,000,000	23,200
[a] Vistra Energy Corp., Litigation Trust, TRA	United States	34,252	49,665
Total Escrows and Litigation Trusts (Cost $179,359)			80,365
Total Investments before Short Term Investments
(Cost $497,962,927)			492,065,616

Short Term Investments (Cost $20,840,052) 6.0%
Money Market Funds 6.0%
[n,o] Institutional Fiduciary Trust Money Market Portfolio, 0.09%.	United States	20,840,052	20,840,052
Total Investments (Cost $518,802,979) 148.2%			512,905,668
Preferred Shares (26.0)%			(90,000,000)
Other Assets, less Liabilities (22.2)%			(76,882,432)
Net Assets 100.0%			$346,023,236

|13

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS

See abbreviations on page 18.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 6 regarding restricted securities.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2016, the aggregate value of these securities was $1,297,733, representing 0.4% of net assets.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
December 31, 2016, the aggregate value of these securities was $102,360,190, representing 29.6% of net assets.
ePerpetual security with no stated maturity date.
fDefaulted security or security for which income has been deemed uncollectible.
gAt December 31, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
hIncome may be received in additional securities and/or cash.
iThe coupon rate shown represents the rate at period end.
jA portion or all of the security purchased on a delayed delivery basis.
kPrincipal amount is stated in 100 Mexican Peso Units.
lThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
mSecurity purchased on a to-be-announced (TBA) basis.
nSee Note 7 regarding investments in affiliated management investment companies.
oThe rate shown is the annualized seven-day yield at period end.

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FRANKLIN LIMITED DURATION INCOME TRUST

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|15

FRANKLIN LIMITED DURATION INCOME TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. The Fund did not hold any forward exchange contracts at period end.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

The Fund is investing in mortgage dollar rolls as an alternate form of leverage. As a result, the mortgage dollar rolls are considered indebtedness or a “senior security” for purposes of the asset coverage requirements under the 1940 Act.

5. INCOME TAXES

At December 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$519,315,991

Unrealized appreciation	$9,680,982
Unrealized depreciation	(16,091,305)
Net unrealized appreciation (depreciation)	$(6,410,323)

6. RESTRICTED SECURITIES

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

|16

FRANKLIN LIMITED DURATION INCOME TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

At December 31, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

	Acquisition
Shares Issuer	Date	Cost	Value
67,554 [a] Halcon Resources Corp. (Value is 0.2% of Net Assets)	10/23/12 - 3/3/14	$1,963,999	$566,116
[a]The Fund also invests in unrestricted securities or other investments in the issuer valued at $13,265, as of December 31, 2016.

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2016, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio,0.09%.	18,383,143	89,872,733	(87,415,824)	20,840,052	$20,840,052	$548	$-	0.1%

8. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of December 31, 2016, in valuing the Fund’s assets carried at fair value, is as follows:

|17

FRANKLIN LIMITED DURATION INCOME TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

8. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2		Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Energy.	$203,535	$525,718	[b]	$566,116	[b]	$1,295,369
Materials	29,557	—		—		29,557
Transportation	—	67,783	[b]	—		67,783
Utilities.	530,891	—		—		530,891
Corporate Bonds	—	186,610,502		—		186,610,502
Senior Floating Rate Interests	—	175,423,083		—		175,423,083
Foreign Government and Agency Securities	—	1,563,642		—		1,563,642
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	33,925,807		4,071		33,929,878
Mortgage-Backed Securities	—	92,534,546		—		92,534,546
Escrows and Litigation Trusts	—	49,665		30,700	[b]	80,365
Short Term Investments	20,840,052	—		—		20,840,052
Total Investments in Securities	$21,604,035	$490,700,746		$600,887		$512,905,668

aIncludes common and convertible preferred stocks as well as other equity investments.
bIncludes securities determined to have no value at December 31, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

9. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

10. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Currency	Selected Portfolio
MXN Mexican Peso	ARM	Adjustable Rate Mortgage
	CDO	Collateralized Debt Obligation
	CLO	Collateralized Loan Obligation
	FHLMC	Federal Home Loan Mortgage Corp.
	FRN	Floating Rate Note
	PIK	Payment-In-Kind
	SF	Single Family
	TRA	Tax Receivable Agreement Right

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|18

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Limited Duration Income Trust

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

 Finance and Administration

Date: February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

 Finance and Administration

Date: February 24, 2017

By /s/ Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date: February 24, 2017